DISCONTINUED OPERATIONS (Summary of Results from Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Revenue
Cost of revenue
GROSS PROFIT
Selling, general and administrative			289
Net loss			(289)
Less: Net loss attributable to non-controlling interests			123
LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.			$ (166)